Asset Acquisition (Details) - Schedule of Purchase Prices of the Assets	Jun. 30, 2023 USD ($)
Asset Acquisition [Line Items]
Land use rights	$ 3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$ 5,308,288